Cambria Global Real Estate ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Real Estate	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

REAL ESTATE INVESTMENT TRUSTS - 93.0%	Shares	Value
Australia - 2.7%
Goodman Group	25,840	$585,561
Hotel Property Investments Ltd.	241,727	563,557
		1,149,118

Belgium - 1.1%
Retail Estates NV	8,110	483,765

Canada - 2.3%
Boardwalk Real Estate Investment Trust	9,805	422,667
City Office REIT, Inc.	105,168	558,442
		981,109

France - 2.5%
Klepierre SA	19,007	565,902
Mercialys SA	43,258	474,337
		1,040,239

Japan - 1.2%
Tosei Reit Investment Corp.	625	518,231

Malaysia - 1.3%
YTL Hospitality REIT	2,063,892	550,988

Mexico - 1.4%
FIBRA Macquarie Mexico	383,316	581,948

Netherlands - 1.4%
NSI NV	26,805	607,593

Philippines - 1.5%
AREIT, Inc.	897,588	645,824

Singapore - 4.0%
AIMS APAC REIT	587,807	557,962
Sasseur Real Estate Investment Trust	1,132,292	566,563
Stoneweg European Real Estate Investment Trust (a)	343,365	555,682
		1,680,207

South Africa - 5.3%
Hyprop Investments Ltd.	246,554	579,879
SA Corporate Real Estate Ltd.	3,659,170	564,079
Stor-Age Property REIT Ltd.	709,553	554,501
Vukile Property Fund Ltd.	601,334	560,054
		2,258,513

Spain - 1.4%
Lar Espana Real Estate Socimi SA	67,749	581,238

Turkey - 7.8%
Ozak Gayrimenkul Yatirim Ortakligi (a)	2,003,294	661,147
Pasifik Gayrimenkul Yatirim Ortakligi	14,002,679	562,525
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	1,737,944	773,330
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	7,211,583	611,607
Torunlar Gayrimenkul Yatirim Ortakligi AS	417,597	693,757
		3,302,366

United Kingdom - 2.5%
British Land Co. PLC	105,014	491,138
Target Healthcare REIT PLC	517,313	556,106
		1,047,244

United States - 56.6%(b)
Acadia Realty Trust	25,199	580,585
Alexander's, Inc.	2,566	487,412
Alpine Income Property Trust, Inc.	32,456	547,208
American Assets Trust, Inc.	22,790	553,341
AvalonBay Communities, Inc.	2,569	569,059
Brandywine Realty Trust	105,041	576,675
Broadstone Net Lease, Inc.	31,117	489,782
BXP, Inc.	7,459	545,551
CareTrust REIT, Inc.	18,908	501,062
Centerspace	8,195	497,846
Cousins Properties, Inc.	19,726	602,235
CTO Realty Growth, Inc.	30,500	598,715
Douglas Emmett, Inc.	34,138	626,774
Empire State Realty Trust, Inc. - Class A	56,900	543,964
Essential Properties Realty Trust, Inc.	17,904	574,718
Four Corners Property Trust, Inc.	20,303	556,911
Franklin Street Properties Corp.	381,038	689,679
Gladstone Commercial Corp.	37,141	602,056
Highwoods Properties, Inc.	17,417	518,852
Hudson Pacific Properties, Inc.	127,641	399,516
Innovative Industrial Properties, Inc.	4,572	327,721
InvenTrust Properties Corp.	19,618	583,439
JBG SMITH Properties	33,812	524,424
Kilroy Realty Corp.	16,932	660,687
LTC Properties, Inc.	15,968	549,299
LXP Industrial Trust	60,015	499,325
Macerich Co.	34,001	706,541
National Health Investors, Inc.	7,123	485,147
NNN REIT, Inc.	11,732	462,123
Office Properties Income Trust	295,366	268,370
Omega Healthcare Investors, Inc.	14,254	528,253
One Liberty Properties, Inc.	22,112	567,615
Paramount Group, Inc.	122,387	598,472
Park Hotels & Resorts, Inc.	42,575	574,337
Piedmont Office Realty Trust, Inc. - Class A	60,290	526,935
Retail Opportunity Investments Corp.	37,980	663,511
Sabra Health Care REIT, Inc.	32,712	546,617
SITE Centers Corp.	34,550	517,559
SL Green Realty Corp. (c)	8,656	583,328
STAG Industrial, Inc.	15,236	520,766
Terreno Realty Corp.	8,954	585,771
Welltower, Inc.	4,420	603,242
Whitestone REIT	43,962	589,091
WP Carey, Inc.	9,505	531,425
		24,065,939
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $40,654,427)		39,494,322

COMMON STOCKS - 1.6%
Turkey - 1.6%
Yeni Gimat Gayrimenkul Ortakligi AS	357,088	686,875
TOTAL COMMON STOCKS (Cost $522,027)		686,875

SHORT-TERM INVESTMENTS - 5.5%
Investments Purchased with Proceeds from Securities Lending - 1.3%
First American Government Obligations Fund - Class X, 4.32% (d)	559,164	559,164

Money Market Funds - 4.2%
First American Treasury Obligations Fund - Class X, 4.31% (d)	1,779,210	1,779,210
TOTAL SHORT-TERM INVESTMENTS (Cost $2,338,374)		2,338,374

TOTAL INVESTMENTS - 100.1% (Cost $43,514,828)		42,519,571
Liabilities in Excess of Other Assets - (0.1)%		(23,303)
TOTAL NET ASSETS - 100.0%		$42,496,268
two		–%
Percentages are stated as a percent of net assets.		–%

AS – Aksjeselskap NV – Naamloze Vennootschap PLC - Public Limited Company SA – Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $554,148 which represented 1.3% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

 The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Global Real Estate ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$38,913,084	$581,238	$–	$39,494,322
Common Stocks	686,875	–	–	686,875
Investments Purchased with Proceeds from Securities Lending	559,164	–	–	559,164
Money Market Funds	1,779,210	–	–	1,779,210
Total Investments	$41,938,333	$581,238	$–	$42,519,571

Refer to the Schedule of Investments for further disaggregation of investment categories.